RELATED PARTY TRANSACTIONS (Schedule of Amount Due to Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due to related parties		$ 0	$ 15,389
AM Advertising [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	0	15,093
AirTV United Media & Culture Co., Ltd. ("AirTV United") [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	$ 0	$ 296

[1]	The amounts due to AM Advertising mainly represent the concession fee payables for using concessions owned by AM Advertising, unpaid loans incurred before the disposal and related interests due to AM Advertising as of December 31, 2015. As of December 31, 2016, all the balance related to AM Advertising and its subsidiaries are included in other current asset (See Note 8) and accrued expenses and other current liabilities (See Note 15).
[2]	The amounts due to AirTV United raised from the restructuring before the disposal. AirTV United is a subsidiary of AM Advertising. The Group owns approximately 25% of equity interest of AM Advertising and accounted the investment in AM Advertising using equity method for the year ended December 31, 2015. Accordingly, AirTV United were considered as related parties of the Group for the year ended December 31, 2015. Due to various disputes incurred in fiscal 2016, management is no longer able to have significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 25) for the year ended December 31, 2016. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, all the balance related to AM Advertising and its subsidiaries are included in the other current asset (See Note 8) and accrued expenses and other current liabilities (See Note 15).